Pension and Postretirement Expense Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Expense [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$286	$318	$278	$308	$14	$6	$13	$6
Service cost	3	8	2	8	—	1	—	—
Interest cost	12	17	14	17	1	—	1	—
Actuarial losses	25	143	14	3	—	2	1	—
Foreign currency exchange rate changes	—	6	—	(11)	—	—	—	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Plan amendments	2	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Benefit obligation at end of year	309	484	286	318	15	9	14	6
Change in Plan Assets
Fair value of plan assets at beginning of year	200	231	207	201	—	—	—	—
Actual return on plan assets	25	36	—	25	—	—	—	—
Foreign currency exchange rate changes	—	5	—	(9)	—	—	—	—
Employer contributions	19	14	15	21	—	1	1	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Employee contributions	—	1	—	1	—	—	—	—
Fair value of plan assets at end of year	225	278	200	231	—	1	—	—
Funded status of the plan at end of year	$(84)	$(206)	$(86)	$(87)	$(15)	$(8)	$(14)	$(6)

Amounts Recognized in the Consolidated Balance Sheet, Accumulated Other Comprehensive Income and Other [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$—	$—	$35	$—	$—	$—	$—
Other current liabilities	—	(3)	—	(4)	(1)	—	(1)	—
Long-term pension and post employment benefit obligations	(84)	(203)	(86)	(118)	(14)	(8)	(13)	(6)
Accumulated other comprehensive loss (income)	164	103	157	8	(9)	1	(13)	(1)
Net amounts recognized	$80	$(103)	$71	$(79)	$(24)	$(7)	$(27)	$(7)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$167	$119	$157	$1	$(4)	$1	$(4)	$(1)
Net prior service cost (benefit)	2	4	—	5	(2)	—	(9)	—
Deferred income taxes	(5)	(20)	—	2	(3)	—	—	—
Net amounts recognized	$164	$103	$157	$8	$(9)	$1	$(13)	$(1)
Accumulated benefit obligation	$309	$459	$286	$300
Accumulated benefit obligation for funded plans	307	304	284	190
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$309	$485	$284	$128
Aggregate accumulated benefit obligation	309	459	284	122
Aggregate fair value of plan assets	225	278	200	8
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$309	$485	$286	$135
Aggregate fair value of plan assets	225	278	200	14

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Following are the components of net pension and postretirement expense recognized for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$3	$2	$3	$8	$8	$8
Interest cost on projected benefit obligation	12	14	15	17	17	15
Expected return on assets	(16)	(17)	(16)	(13)	(12)	(11)
Amortization of prior service cost	—	—	—	1	1	—
Recognized actuarial loss	8	7	8	—	—	1
Net expense	$7	$6	$10	$13	$14	$13

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$—	$1	$—	$—
Interest cost on projected benefit obligation	1	1	1	—	—	—
Amortization of prior service benefit	(8)	(10)	(11)	—	—	—
Recognized actuarial gain	—	(1)	—	(1)	—	—
Net benefit	$(7)	$(10)	$(10)	$—	$—	$—

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following amounts were recognized in “Other comprehensive loss” during the year ended December 31, 2012:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$17	$118	$—	$1	$17	$119
Prior service cost from plan amendments	2	—	—	—	2	—
Amortization of prior service (cost) benefit	—	(1)	7	—	7	(1)
Amortization of net (losses) gains	(7)	—	—	1	(7)	1
Loss recognized in other comprehensive loss	12	117	7	2	19	119
Deferred income taxes	(5)	(22)	(3)	—	(8)	(22)
Loss recognized in other comprehensive loss, net of tax	$7	$95	$4	$2	$11	$97

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in “Accumulated other comprehensive (loss) income” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service cost (benefit)	$—	$2	$(1)	$—	$(1)	$2
Net actuarial loss (gain)	10	10	(1)	—	9	10

Weighted Average Rates Used to Determine the Benefit Obligations [Table Text Block]
The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.5%	3.5%	4.4%	5.6%	3.3%	4.3%	4.2%	5.4%
Rate of increase in future compensation levels	—	3.0%	—	3.3%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.5%	6.7%	7.7%	7.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2030	2030	2029	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit [Table Text Block]
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.4%	5.1%	5.7%	5.6%	5.5%	5.5%
Rate of increase in future compensation levels	—	—	4.0%	3.3%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.0%	5.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	4.9%	5.4%	5.4%	5.6%	6.3%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target 2013
	2012	2011
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	39%	54%	40%
Debt securities	60%	45%	50%
Cash, short-term investments and other	1%	1%	10%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	19%	9%	21%
Debt securities	81%	91%	79%
Total	100%	100%	100%

Schedule of Fair Value of U.S. Pension Plan Investments [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$56	$—	$56	$—	$75	$—	$75
Small/mid cap equity funds(a)	—	17	—	17	—	17	—	17
Other international equity(a)	—	39	—	39	—	17	—	17
Debt securities/fixed income(b)	—	111	—	111	—	89	—	89
Cash, money market and other(c)	—	2	—	2	—	2	—	2
Total	$—	$225	$—	$225	$—	$200	$—	$200

Schedule of Fair Value of non-U.S. Pension Plan Investments [Table Text Block]
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
U.S. equity(a)	$—	$—	$—	$—	$—	$15	$—	$15
Other international equity(a)	—	51	—	51	—	4	—	4
Debt securities/fixed income(a)	—	211	—	211	—	136	—	136
Liability driven investments(b)(d)	—	—	—	—	—	62	—	62
Balanced pooled funds(a)(e)	—	11	—	11	—	8	—	8
Pooled insurance products with fixed income guarantee(a)	—	5	—	5	—	6	—	6
Total	$—	$278	$—	$278	$—	$231	$—	$231

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2012 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2013	$21	$9	$1	$—
2014	21	10	1	—
2015	20	11	1	—
2016	19	12	1	—
2017	29	12	1	—
2018-2022	84	83	5	2